Share-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Share Option Movements	For the year ended August 31, 2023, the share options movement were as follows:
	Number of share options	Weighted average exercise price	Weighted average remaining contractual years	Weighted average fair value at grant date	Aggregate intrinsic value
		US$		US$	US$
As of August 31, 2022	684,574	8.74	5.29	10.92	-
Granted	—	—	—
Forfeited/Cancelled	(28,449)	8.74	4.29
Outstanding as of August 31, 2023	656,125	8.74	4.29	11.08	-
Vested and exercisable as of August 31, 2023	656,125	8.74	4.29	11.08	-